Retirement Benefits (Details 3)	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.40%
Pension Benefits [Member] | Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in future compensation levels	0.50%	0.50%
Pension Benefits [Member] | Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in future compensation levels	1.00%	1.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.25%	4.35%
Rate of increase in future compensation levels	0.00%	0.00%